CAPITAL STOCK (Details Narrative) - USD ($)																					3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 29, 2021	Jun. 25, 2021	May 18, 2021	May 13, 2021	Mar. 19, 2021	Feb. 17, 2021	Feb. 16, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Sep. 09, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Jan. 24, 2020	Jan. 22, 2020	Jun. 26, 2017	Jul. 18, 2010	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 03, 2020	Mar. 12, 2020	Dec. 31, 2019	Aug. 23, 2017
Class of Stock [Line Items]
Preferred stock par value																							$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Warrant exercise price per share																											$ 0.04
Preferred stock shares issued																							31,000	31,000	31,000
Preferred stock shares outstanding																							31,000	31,000	31,000
Preferred stock shares authorized																							2,000,000	2,000,000	2,000,000			2,000,000
Deferred compensation liability																							$ 86,307	$ 89,372	$ 86,307			$ 105,325
Number of common stock shares issued	14,700,000	7,225,972	6,000,000	2,500,000				10,000,000	1,769,447	10,000,000	4,000,000		262,481	4,000,000	892,592	2,000,000
Principal amount	$ 114,660	$ 51,369	$ 60,000	$ 25,000					$ 16,000		$ 24,000			$ 40,000	$ 7,000	$ 20,000
Common stock excess amount	120,540	63,589	123,600	51,500
Fair value of common stock shares issued	235,200	115,616	183,600	76,500					41,051	$ 163,000	48,000			60,000	26,778	72,800						$ 6,000
Liability reduction	$ 114,660	52,027	$ 60,000	$ 25,000					17,694		24,000			40,000	8,926	20,000
Interest Payable		$ 658
Loss on conversion of debt									23,357		$ 24,000			$ 20,000	17,852	$ 52,800
Debt interest									494						726
Debt costs									$ 1,200						$ 1,200
Common Stock, Par or Stated Value Per Share																							$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized																							250,000,000	250,000,000	250,000,000			250,000,000
Common Stock, Shares, Outstanding																							129,836,060	169,394,790	129,836,060			105,051,540
Warrants and Rights Outstanding																								$ 0
Common Stock, Shares, Outstanding																							129,836,060	169,394,790	129,836,060			105,051,540
Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights description																								Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.	Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.
Number of common stock shares issued			4,000,000
Principal amount			$ 40,000
Common stock excess amount			83,600
Fair value of common stock shares issued			123,600
Liability reduction			$ 40,000
Number of common stock shares issued for service					750,000																750,000				10,000,000
Number of shares issued for acquiring assets, shares																					2,000,000
3 Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock																							80,000		80,000
Board of Directors [Member]
Class of Stock [Line Items]
Shares vested																								766,379	766,379
Chief Executive Officer [Member]
Class of Stock [Line Items]
Restricted shares issued for acquiring assets, shares						1,616,379
Chief Financial Officer [Member]
Class of Stock [Line Items]
Restricted shares issued for acquiring assets, shares						766,379
Conversion Agreement [Member] | Board of Directors [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrant exercise price per share																													$ 0.30
Conversion Agreement [Member] | Board of Directors [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrant exercise price per share																													$ 0.20
Conversion Agreement [Member] | Saint James Capital Management LLC [Member]
Class of Stock [Line Items]
Number of shares converted																			2,000,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Shares vested																							850,000
Employment Agreement [Member] | Lloyd Spencer [Member]
Class of Stock [Line Items]
Number of common stock shares issued												1,020,000					840,000
Fair value of common stock shares issued												$ 18,768					$ 33,600
Asset Purchase Agreement [Member] | Amwaste, Inc. [Member]
Class of Stock [Line Items]
Number of shares issued for acquiring assets, shares							2,000,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value																				$ 0.0001
Preferred stock voting rights description																				The holders of Series A, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series A shares are outstanding. The holders of Series A shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.					The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued																							0	0	0			0
Preferred stock shares outstanding																							0	0	0			0
Series A Preferred Stock [Member] | Conversion Agreement [Member] | Saint James [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock																			5,000,000
Warrant exercise price per share																			$ 0.30
Warrant term																			3 years
Warrant expiry date																			Jun. 20, 2020
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value																		$ 0.0001
Preferred stock shares issued																							31,000	31,000	31,000			0
Preferred stock shares outstanding																							31,000	31,000	31,000			0
Preferred stock shares authorized																		100,000
Conversion description																		The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.
Series B Convertible Preferred Stock [Member] | Bill Edmonds [Member]
Class of Stock [Line Items]
Preferred stock shares issued																		25,000								6,000
Deferred compensation liability																		$ 25,000
Loans payable																										$ 6,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued																							31,000	31,000	31,000			0
Preferred stock shares outstanding																							31,000	31,000	31,000			0